Share capital - Summary of Issued Share Capital (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	₨ 4,808
Shares issued during the year	542		₨ 0	₨ 2
Ending balance	4,808	$ 51	4,808
Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year	0		0	0
Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Shares issued during the year	₨ 1,161		₨ 51	₨ 17
Ordinary Shares | Issued capital
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance, shares | shares	362,769,145	362,769,145	362,630,592	373,037,667
Shares issued during the year, shares | shares	1,633,546	1,633,546	138,553	280,940
Shares forfeited during the year, shares | shares	(1)	(1)
Shares bought back, held as treasury stock | shares				(10,688,015)
Ending balance, shares | shares	364,402,690	364,402,690	362,769,145	362,630,592
Beginning balance	₨ 4,808		₨ 4,808	₨ 4,808
Shares issued during the year	0		0	0
Shares forfeited during the year	(0)
Shares bought back, held as treasury stock amount				(0)
Ending balance	4,808	$ 51	4,808	4,808
Ordinary Shares | Share premium
Disclosure Of Reconciliation Of Issued Capital [line Items]
Beginning balance	154,204		154,153	154,136
Shares issued during the year	1,161		51	17
Shares forfeited during the year	0
Shares bought back, held as treasury stock amount				0
Ending balance	₨ 155,365	$ 1,656	₨ 154,204	₨ 154,153